Share based compensation (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share based compensation
Number Of Stock Options, Outstanding, Beginning	2,647,820	2,927,820	461,320
Number Of Stock Options, Granted	5,750,000	0	2,716,500
Number Of Stock Options, Exercised	(310,799)	0
Number of stock Options, Forfeited	0	(180,000)	(100,000)
Number Of Stock Options, Expired	(208,787)	(100,000)	(150,000)
Number Of Stock Options, Outstanding, Ending	7,878,234	2,647,820	2,927,820
Number Of Stock Options, Exercisable	998,233	777,820	877,820
Weighted Average Exercise Price, Outstanding, Beginning	$ 0.30	$ 0.32	$ 0.51
Weighted Average Exercise Price, Granted	0.28	0	0.22
Weighted Average Exercise Price, Exercised	(0.21)	0
Weighted Average Exercise Price, Forfeited	0	(0.22)	(0.22)
Weighted Average Exercise Price, Expired	(0.48)	(0.52)	(0.59)
Weighted Average Exercise Price, Outstanding, Ending	0.27	0.24	0.25
Weighted Average Exercise Price, Exercisable	$ 0.23	$ 0.30	$ 0.32